Property, Equipment and Software - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property, equipment and software	$ 3,144,433	19,035,455	20,266,129	14,914,744
Impairment on equipment	$ 313,825	1,899,803	0	0